STOCK-BASED COMPENSATION - Restricted stock activity (Details) - 2013 Incentive Plan [Member] - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	0	965,000	965,000	2,815,000
Awarded	50,000	0	0	0
Vested	0	0	(965,000)	(1,850,000)
Forfeited	0	0	0	0
Non Vested, Ending Balance	50,000	965,000	0	965,000